Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2015
Pension and other post-retirement benefits
31 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans such as post-retirement health care.
Defined contribution pension plans
Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk.
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2015, 2014 and 2013, the Group contributed to these plans and recognized as expense CHF 157 million, CHF 182 million and CHF 179 million, respectively.
Defined benefit pension and other Post-Retirement benefit plans
Defined benefit pension plans
Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are usually determined by taking into account the employee’s salary, years of service and age of retirement. Retirees bear neither the actuarial risk (for example, the risk that the retirees of the plan live longer than expected), nor the investment risk (that is, that plan assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions). The Group’s funding policy for these plans is in accordance with local laws and tax requirements.
Swiss pension plan
The Group’s most significant defined benefit pension plan is located and covers its employees in Switzerland and is set up as a trust domiciled in Zurich. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. Historically, this plan provided traditional defined benefit pensions under the annuity section. In 2010, a new savings section was introduced and as of January 1, 2013, all active employees were transferred to the savings section and the annuity section has ceased accruing new benefits. In the savings section, the benefits are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. Although the plan is largely defined contribution in nature, it is treated as a defined benefit plan under US GAAP, mainly due to a guaranteed minimum return on contributions and guaranteed payment of lifetime pensions. As of December 31, 2015 and 2014, the Group’s pension plan in Switzerland comprised 75% and 77%, respectively, of all the Group’s employees participating in defined benefit plans, 81% and 80%, respectively, of the >>>fair value of plan assets, and 82% and 81%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.
Employee contributions in the savings section depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employee’s age.
International pension plans
Various defined benefit pension plans cover the Group’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Group’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Group’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2015	2014	2013	2015	2014	2013	2015	2014	2013
Total benefit costs (CHF million)
Service costs on benefit obligation	298	253	347	21	19	24	0	0	0
Interest costs on benefit obligation	189	338	304	129	134	122	7	7	8
Expected return on plan assets	(592)	(547)	(575)	(195)	(178)	(161)	0	0	0
Amortization of recognized prior service cost/(credit)	(85)	(88)	(92)	0	0	0	(23)	(9)	0
Amortization of recognized actuarial losses/(gains)	351	137	258	84	52	79	14	9	13
Net periodic benefit costs/(credits)	161	93	242	39	27	64	(2)	7	21
Settlement losses/(gains)	24	44	40	(1)	(2)	0	0	0	0
Curtailment losses/(gains)	(2)	(9)	(28)	0	0	0	0	0	0
Special termination benefits	9	17	19	0	0	0	0	0	0
Total benefit costs/(credits)	192	145	273	38	25	64	(2)	7	21
Total benefit costs reflected in compensation and benefits – other for 2015, 2014 and 2013 were CHF 228 million, CHF 177 million and CHF 358 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group has launched a number of cost efficiency measures including headcount reduction. This resulted in curtailment gains of CHF 2 million, CHF 9 million and CHF 28 million in 2015, 2014 and 2013, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered. Additional costs of CHF 24 million, CHF 44 million and CHF 40 million in 2015, 2014 and 2013, respectively, related to the settlement of the pension obligation for employees in Switzerland whose employment has effectively been terminated or who have left the Group due to a sale of their business. Special termination benefit costs of CHF 9 million, CHF 17 million and CHF 19 million have been recognized in 2015, 2014 and 2013, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures.
Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.
The table “Obligations and funded status of the plans” shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.
US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO. The funded status may vary from year to year due to changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data used to determine the PBO. In 2015 and 2014, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures. In 2015, the Board of Trustees of the Swiss pension plan changed a number of retirement benefits, reflecting the pension plan’s ability to finance benefits on an ongoing long-term basis. These changes reflect the prospective higher costs of providing retirement benefits due to lower expected asset returns, lower interest rates and increased life expectancy. These considerations have resulted in incremental reductions of conversion rates, the introduction of the reference age 65 for all insured persons, changes to the bridging pension related to the Swiss Old-Age and Survivors Insurance, enhanced lump-sum withdrawal options on retirement and the reduction of the maximum retirement pension. Furthermore, the Board of Trustees also agreed to improve death and disability benefits and to introduce a cohabiting partner’s pension. These changes resulted in a CHF 302 million reduction in the projected benefit obligation for the Swiss pension plan in December 2015. Due to a plan amendment in the US post-retirement medical plan, the PBO of this plan decreased CHF 32 million in 2014. Under the amended plan, the Group will no longer pay for future medical claims for covered retirees older than 65 years and will instead provide a flat subsidy to these retirees to purchase their own medical insurance.
The total net amount recognized in the consolidated balance sheets as of December 31, 2015 and 2014 was a net underfunding of CHF 320 million and a net overfunding of CHF 133 million, respectively.
In 2016, the Group expects to contribute CHF 396 million to the Swiss and international defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans.
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2015	2014	2015	2014	2015	2014
PBO (CHF million) [1]
Beginning of the measurement period	15,661	13,473	3,539	2,843	178	168
Plan participant contributions	198	200	0	0	0	0
Service cost	298	253	21	19	0	0
Interest cost	189	338	129	134	7	7
Plan amendments	(302)	0	0	0	0	(32)
Settlements	(77)	(169)	0	(4)	0	0
Curtailments	(9)	(16)	0	0	0	0
Special termination benefits	9	17	2	1	0	0
Actuarial losses/(gains)	818	2,280	(97)	463	4	25
Benefit payments	(697)	(715)	(113)	(109)	(10)	(8)
Exchange rate losses/(gains)	0	0	(115)	192	1	18
End of the measurement period	16,088	15,661	3,366	3,539	180	178
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,635	14,912	3,876	3,007	0	0
Actual return on plan assets	134	970	62	637	0	0
Employer contributions	409	437	19	135	10	8
Plan participant contributions	198	200	0	0	0	0
Settlements	(77)	(169)	0	(2)	0	0
Benefit payments	(697)	(715)	(113)	(109)	(10)	(8)
Exchange rate gains/(losses)	0	0	(132)	208	0	0
End of the measurement period	15,602	15,635	3,712	3,876	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	(486)	(26)	346	337	(180)	(178)
Funded status recognized in the consolidated balance sheet as of December 31	(486)	(26)	346	337	(180)	(178)
Total amount recognized (CHF million)
Noncurrent assets	0	0	825	822	0	0
Current liabilities	0	0	(9)	(8)	(11)	(10)
Noncurrent liabilities	(486)	(26)	(470)	(477)	(169)	(168)
Total amount recognized in the consolidated balance sheet as of December 31	(486)	(26)	346	337	(180)	(178)
ABO (CHF million) [2]
End of the measurement period	15,160	15,110	3,315	3,469	180	178
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2015 and 2014, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2015	2014	2015	2014		2015	2014	2015	2014
CHF million
PBO	16,088	15,661	1,630	1,671		0	0	1,613	1,655
ABO	15,160	15,110	1,600	1,637		0	0	1,589	1,627
Fair value of plan assets	15,602	15,635	1,152	1,187		0	0	1,137	1,173
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2015	2014	2015	2014	2015	2014
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(4,629)	(3,960)	(43)	(50)	(4,672)	(4,010)
Prior service credit/(cost)	604	435	3	17	607	452
Total	(4,025)	(3,525)	(40)	(33)	(4,065)	(3,558)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2015 and 2014, and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2016.
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2015 (CHF million)
Actuarial gains/(losses)	(1,312)	276	(1,036)	(4)	2	(2)	(1,038)
Prior service credit/(cost)	302	(64)	238	0	0	0	238
Amortization of actuarial losses/(gains)	435	(93)	342	14	(5)	9	351
Amortization of prior service cost/(credit)	(85)	18	(67)	(23)	9	(14)	(81)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(630)	131	(499)	(13)	6	(7)	(506)
2014 (CHF million)
Actuarial gains/(losses)	(1,861)	424	(1,437)	(25)	9	(16)	(1,453)
Prior service credit/(cost)	0	0	0	32	(12)	20	20
Amortization of actuarial losses/(gains)	189	(43)	146	9	(3)	6	152
Amortization of prior service cost/(credit)	(88)	18	(70)	(9)	3	(6)	(76)
Immediate recognition due to curtailment/settlement	51	(10)	41	0	0	0	41
Total	(1,709)	389	(1,320)	7	(3)	4	(1,316)
Amounts in AOCI, net of tax, expected to be amortized in 2016
in 2016	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	322	6
Amortization of prior service cost/(credit)	(91)	0
Total	231	6
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they are in line with the expected market averages and benchmarks, the expected trend in the market and historical rates, particularly plan experience.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (%)
Discount rate	1.25	2.60	2.20	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	1.00	1.20	1.20	4.19	4.31	4.02	–	–	–
Expected long-term rate of return on plan assets	4.00	3.75	4.00	6.00	6.16	6.18	–	–	–
Benefit obligation (%)
Discount rate	0.90	1.25	2.60	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	1.00	1.00	1.20	3.56	4.19	4.31	–	–	–
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due.
The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.
The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic benefit costs, reflects the average rate of returns expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.
The expected long-term rate of return on plan assets is based on total return forecasts, expected volatility and correlation estimates, reflecting interrelationships between and within asset classes held. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes.
The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables is used, which links the total return forecasts on debt securities to forecasts of the macroeconomic environment.
The expected long-term rate of return on equity securities is based on a two-stage dividend discount model which considers economic and market forecasts to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis is used to stress test the level of the return.
The expected long-term rate of return on real estate is based on economic models that reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.
The expected long-term rate of return on private equity and hedge funds is estimated by determining the key factors in their historical performance using private equity and hedge fund benchmarks and indices. To capture these factors, multiple linear regression models with lagged returns are used.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2015	2014	2013
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	1.3
One percentage point decrease in health care cost trend rates	(0.2)	(0.3)	(1.0)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	5	23
One percentage point decrease in health care cost trend rates	(4)	(4)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.
The annual health care cost trend rate used to determine the defined benefit cost for 2016 is 8.30%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to meet or outperform plan liabilities over the long term. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across different geographic regions as well as across growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. At times of major market uncertainties and stress, these guidelines may be further restricted.
As of December 31, 2015 and 2014, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 83 million and CHF 134 million, respectively, and the total fair value of Group equity securities and options was CHF 131 million and CHF 131 million, respectively.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 35 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2015 and 2014, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2015					2014
	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	982		171	0	1,153	2,983	0	0	2,983
Debt securities	725		3,399	2	4,126	421	2,939	0	3,360
of which governments	3		11	0	14	338	0	0	338
of which corporates	722		3,388	2	4,112	83	2,939	0	3,022
Equity securities	1,351		4,246	0	5,597	2,545	2,222	0	4,767
Real estate	0		647	1,156	1,803	0	534	1,146	1,680
of which direct	0		0	1,156	1,156	0	0	1,146	1,146
of which indirect	0		647	0	647	0	534	0	534
Alternative investments	255		0	2,668	2,923	508	87	2,250	2,845
of which private equity	0		0	739	739	0	0	692	692
of which hedge funds	0		0	1,135	1,135	0	0	953	953
of which other	255		0	794	1,049	508	87	605	1,200
Switzerland	3,313		8,463	3,826	15,602	6,457	5,782	3,396	15,635
Cash and cash equivalents	32		210	0	242	191	88	0	279
Debt securities	890		744	292	1,926	189	1,590	267	2,046
of which governments	368		7	0	375	8	562	0	570
of which corporates	522		737	292	1,551	181	1,028	267	1,476
Equity securities	339		520	77	936	216	666	0	882
Real estate – indirect	0		87	48	135	0	0	117	117
Alternative investments	(15)		308	79	372	0	386	58	444
of which hedge funds	0		78	79	157	0	111	58	169
of which other	(15)	[1]	230	0	215	0	275	0	275
Other investments	0		101	0	101	0	108	0	108
International	1,246		1,970	496	3,712	596	2,838	442	3,876
Total plan assets at fair value	4,559		10,433	4,322	19,314	7,053	8,620	3,838	19,511
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2015 (CHF million)
Debt securities – corporates	267	2	(12)	2	0	35	0	294
Equity securities	0	77	0	0	0	0	0	77
Real estate	1,263	0	(87)	39	0	(12)	1	1,204
of which direct	1,146	0	0	26	0	(16)	0	1,156
of which indirect	117	0	(87)	13	0	4	1	48
Alternative investments	2,308	6	0	101	(35)	367	0	2,747
of which private equity	692	0	0	11	(26)	62	0	739
of which hedge funds	1,011	6	0	37	9	151	0	1,214
of which other	605	0	0	53	(18)	154	0	794
Total plan assets at fair value	3,838	85	(99)	142	(35)	390	1	4,322
of which Switzerland	3,396	2	0	126	(34)	336	0	3,826
of which International	442	83	(99)	16	(1)	54	1	496
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate	1,219	0	(2)	32	0	3	11	1,263
of which direct	1,123	0	0	23	0	0	0	1,146
of which indirect	96	0	(2)	9	0	3	11	117
Alternative investments	744	1,378	(5)	79	(1)	112	1	2,308
of which private equity	607	0	(1)	40	0	46	0	692
of which hedge funds	3	953	0	(10)	(1)	65	1	1,011
of which other	134	425	(4)	49	0	1	0	605
Total plan assets at fair value	2,140	1,380	(7)	98	16	180	31	3,838
of which Switzerland	1,862	1,378	(2)	111	0	47	0	3,396
of which International	278	2	(5)	(13)	16	133	31	442
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.
Hedge funds that are not directly quoted on a public stock exchange, and/or for which a fair value is not readily determinable, are measured at fair value using NAV provided by the fund administrator.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
	Switzerland		International
December 31	2015	2014	2015	2014
Weighted-average plan asset allocation (%)
Cash and cash equivalents	7.4	19.1	6.5	7.2
Debt securities	26.4	21.5	51.9	52.7
Equity securities	35.9	30.5	25.2	22.8
Real estate	11.6	10.7	3.6	3.0
Alternative investments	18.7	18.2	10.0	11.5
Insurance	0.0	0.0	2.8	2.8
Total	100.0	100.0	100.0	100.0
The following table shows the target plan asset allocation for 2016 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2016.
Weighted-average target plan asset allocation for 2016
	Switzerland	International
2016 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	32.0	56.6
Equity securities	30.0	23.0
Real estate	10.0	4.2
Alternative investments	18.0	13.1
Insurance	0.0	2.8
Total	100.0	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2016	1,122	11
2017	943	12
2018	932	12
2019	927	13
2020	938	13
For five years thereafter	4,870	62

Bank
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2015, 2014 and 2013, the Bank contributed to these plans and recognized as expense CHF 156 million, CHF 181 million and CHF 178 million, respectively.
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined contribution pension plans.
Defined benefit Pension and other Post-Retirement benefit plans
Defined benefit pension plans
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined benefit pension plans.
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the plan, which is set up as an independent trust domiciled in Zurich. Historically, this plan provided traditional defined benefit pensions under the annuity section. In 2010, a new savings section was introduced and as of January 1, 2013, all active employees were transferred to the savings section and the annuity section has ceased accruing new benefits. In the savings section, the benefits are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 95% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.
During 2015, 2014 and 2013, the Bank contributed and recognized as expense CHF 389 million, CHF 415 million and CHF 390 million to the Group plan, respectively. The Bank expects to contribute CHF 356 million to the Group plan during 2016. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2015, 2014 and 2013 would have been lower by CHF 206 million, CHF 277 million and CHF 131 million, respectively, and the Bank would have recognized CHF 252 million, CHF 48 million and CHF 158 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.
As of December 31, 2015 and 2014, the ABO of the Group plan was CHF 15.2 billion and CHF 15.1 billion, the PBO was CHF 16.1 billion and CHF 15.7 billion and the >>>fair value of plan assets was CHF 15.6 billion and CHF 15.6 billion, respectively. As of December 31, 2015 and 2014, the Group plan was overfunded on an ABO basis by CHF 442 million and CHF 525 million, respectively. On a PBO basis, the Group plan was underfunded by CHF 486 million and underfunded by CHF 26 million as of December 31, 2015 and 2014, respectively. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the underfunding of the Group plan on a PBO basis of CHF 462 million as a liability as of December 31, 2015 and the underfunding of CHF 25 million as a liability as of December 31, 2014 in the consolidated balance sheets.
If the Bank had accounted for the Group plan as a defined benefit plan, the Bank would have used the assumptions made by the Group for the calculation of the expense and liability associated with the Group plan.
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Bank’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2015	2014	2013	2015	2014	2013
Total benefit costs (CHF million)
Service costs on benefit obligation	21	19	24	0	0	0
Interest costs on benefit obligation	129	134	122	7	7	8
Expected return on plan assets	(195)	(178)	(161)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	(23)	(9)	0
Amortization of recognized actuarial losses/(gains)	84	52	79	14	9	13
Net periodic benefit costs/(credits)	39	27	64	(2)	7	21
Settlement losses/(gains)	(1)	(2)	0	0	0	0
Total benefit costs/(credits)	38	25	64	(2)	7	21
Total benefit costs reflected in compensation and benefits – other for 2015, 2014 and 2013 were CHF 36 million, CHF 32 million and CHF 85 million, respectively.
Benefit obligation
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2015	2014	2015	2014
PBO (CHF million) [1]
Beginning of the measurement period	3,539	2,843	178	168
Service cost	21	19	0	0
Interest cost	129	134	7	7
Plan amendments	0	0	0	(32)
Settlements	0	(4)	0	0
Special termination benefits	2	1	0	0
Actuarial losses/(gains)	(97)	463	4	25
Benefit payments	(113)	(109)	(10)	(8)
Exchange rate losses/(gains)	(115)	192	1	18
End of the measurement period	3,366	3,539	180	178
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,876	3,007	0	0
Actual return on plan assets	62	637	0	0
Employer contributions	19	135	10	8
Settlements	0	(2)	0	0
Benefit payments	(113)	(109)	(10)	(8)
Exchange rate gains/(losses)	(132)	208	0	0
End of the measurement period	3,712	3,876	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	346	337	(180)	(178)
Funded status recognized in the consolidated balance sheet as of December 31	346	337	(180)	(178)
Total amount recognized (CHF million)
Noncurrent assets	825	822	0	0
Current liabilities	(9)	(8)	(11)	(10)
Noncurrent liabilities	(470)	(477)	(169)	(168)
Total amount recognized in the consolidated balance sheet as of December 31	346	337	(180)	(178)
ABO (CHF million) [2]
End of the measurement period	3,315	3,469	180	178
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
Due to a plan amendment in the US postretirement medical plan, the PBO of this plan decreased CHF 32 million in 2014. Under the amended plan, the Bank will no longer pay for future medical claims for covered retirees older than 65 years and will instead provide a flat subsidy to these retirees to purchase their own medical insurance.
The total net amount recognized in the consolidated balance sheets as of December 31, 2015 and 2014 was an overfunding of CHF 166 million and an overfunding of CHF 159 million, respectively.
In 2015 and 2014, the Bank made contributions of CHF 19 million and CHF 135 million, respectively, to the international single-employer defined benefit pension plans and CHF 10 million and CHF 8 million to the other post-retirement defined benefit plans. In 2016, the Bank expects to contribute CHF 21 million to the international single-employer defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2015 and 2014, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2015	2014		2015	2014
CHF million
PBO	1,630	1,671		1,613	1,655
ABO	1,600	1,637		1,589	1,627
Fair value of plan assets	1,152	1,187		1,137	1,173
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2015	2014	2015	2014	2015	2014
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(569)	(606)	(43)	(50)	(612)	(656)
Prior service credit/(cost)	0	0	3	17	3	17
Total	(569)	(606)	(40)	(33)	(609)	(639)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2015 and 2014, and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2016.
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2015 (CHF million)
Actuarial gains/(losses)	(36)	8	(28)	(4)	2	(2)	(30)
Amortization of actuarial losses/(gains)	84	(19)	65	14	(5)	9	74
Amortization of prior service cost/(credit)	0	0	0	(23)	9	(14)	(14)
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	47	(11)	36	(13)	6	(7)	29
2014 (CHF million)
Actuarial gains/(losses)	(5)	35	30	(25)	9	(16)	14
Prior service credit/(cost)	0	0	0	32	(12)	20	20
Amortization of actuarial losses/(gains)	52	(14)	38	9	(3)	6	44
Amortization of prior service cost/(credit)	0	0	0	(9)	3	(6)	(6)
Total	47	21	68	7	(3)	4	72
Amounts in AOCI, net of tax, expected to be amortized in 2016
in 2016	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	33	6
Total	33	6
Assumptions
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (%)
Discount rate	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	4.19	4.31	4.02	–	–	–
Expected long-term rate of return on plan assets	6.00	6.16	6.18	–	–	–
Benefit obligation (%)
Discount rate	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	3.56	4.19	4.31	–	–	–
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2015	2014	2013
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	1.3
One percentage point decrease in health care cost trend rates	(0.2)	(0.3)	(1.0)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	5	23
One percentage point decrease in health care cost trend rates	(4)	(4)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.
The annual health care cost trend rate used to determine the defined benefit cost for 2016 is 8.30%.
Plan assets and investment strategy
> Refer to “Note 31 – Pension and other post-retirement benefits” in V –Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2015 and 2014, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2015 and 2014, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
end of	2015					2014
	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	32		210	0	242	191	88	0	279
Debt securities	890		744	292	1,926	189	1,590	267	2,046
of which governments	368		7	0	375	8	562	0	570
of which corporates	522		737	292	1,551	181	1,028	267	1,476
Equity securities	339		520	77	936	216	666	0	882
Real estate – indirect	0		87	48	135	0	0	117	117
Alternative investments	(15)		308	79	372	0	386	58	444
of which hedge funds	0		78	79	157	0	111	58	169
of which other	(15)	[1]	230	0	215	0	275	0	275
Other investments	0		101	0	101	0	108	0	108
Total plan assets at fair value	1,246		1,970	496	3,712	596	2,838	442	3,876
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2015 (CHF million)
Debt securities – corporates	267	0	(12)	2	0	35	0	292
Equity securities	0	77	0	0	0	0	0	77
Real estate – indirect	117	0	(87)	12	0	4	2	48
Alternative investments	58	6	0	1	(1)	15	0	79
of which hedge funds	58	6	0	1	(1)	15	0	79
Total plan assets at fair value	442	83	(99)	15	(1)	54	2	496
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate – indirect	94	0	0	9	0	3	11	117
Alternative investments	7	0	(4)	(10)	(1)	65	1	58
of which hedge funds	3	0	0	(10)	(1)	65	1	58
of which other	4	0	(4)	0	0	0	0	0
Total plan assets at fair value	278	2	(4)	(14)	16	133	31	442
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
December 31	2015	2014
Weighted-average plan asset allocation (%)
Cash and cash equivalents	6.5	7.2
Debt securities	51.9	52.7
Equity securities	25.2	22.8
Real estate	3.6	3.0
Alternative investments	10.0	11.5
Insurance	2.8	2.8
Total	100.0	100.0
The following table shows the target plan asset allocation for 2016 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2016.
Weighted-average target plan asset allocation for 2016
2016 (%)
Cash and cash equivalents	0.3
Debt securities	56.6
Equity securities	23.0
Real estate	4.2
Alternative investments	13.1
Insurance	2.8
Total	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2016	82	11
2017	92	12
2018	98	12
2019	106	13
2020	122	13
For five years thereafter	722	62